LIABILITY IN RESPECT OF CAPITAL LEASE (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule Of Capital Leases Transactions [Table Text Block]
The following are details of the Company’s future minimum lease commitments in respect of capital leases as of December 31, 2015:

	Minimum		Present value
	lease		of minimum
	payments	Interest	lease payment

First year (included in other accounts payable)	470	26	444
Second year	295	6	289
Third year	209	4	205

Total	974	36	938